Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment charges				$ 3,395	$ 3,573
Depreciation and amortization	$ 500	$ 300	$ 1,102	$ 635	1,609	$ 711	$ 404
December 2019 Lease | Office space
Property, Plant and Equipment [Line Items]
Impairment charges					$ 3,400